SHORT-TERM AND LONG-TERM DEBT (Details) - USD ($)		Apr. 30, 2021		Jan. 31, 2021		Jan. 31, 2020
Total		$ 2,053,461		$ 2,030,579		$ 625,597
Loan One [Member]
Debt		102,168	[1]	102,168	[2]	63,635
SFS Funding Loan [Member]
Debt		83,152	[3]	161,227		371,963
Forklift Note Payable [Member]
Debt		11,269	[1]	12,269		16,106
Vehicle Loan [Member]
Debt	[1]	92,246
Vehicle Loan One [Member]
Debt	[1]	59,711
Demand Loan [Member]
Debt					[3]	122,000
Demand Loan One [Member]
Debt		5,000	[3]	5,000	[3]
Demand Loan Two [Member]
Debt		2,500	[3]	2,500	[3]	2,500
Demand Loan Three [Member]
Debt		12,415	[3]	12,415	[3]	12,415
Promissory Note [Member]
Debt		60,000	[3]	60,000
Promissory Note One [Member]
Debt		425,000	[3]	425,000
Promissory Note Two [Member]
Debt		1,200,000	[1]	1,200,000
Promissory Note Three [Member]
Debt			[3]	50,000
Loan Two [Member]
Debt						30,000
Working Capital Note Payable One [Member]
Debt						$ 6,978

[1]	Long-term loans of $11,269 including current portion of $3,812 $102,168 including current portion of $0 $ 59,711 including current portion $8,077 $ 92,246 including current portion $14,515 $1,200,000 including current portion of $420,000
[2]	Long-term loans of $12,269 including current portion of $4,064. $102,168 including current portion of $0. $1,200,000 including current portion of $420,000.
[3]	Short-term loans.